Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income Taxes
10.

INCOME TAXES
The income tax provision, for the years ended December 31, differs from that computed using the enacted combined Canadian federal and provincial statutory income tax rate for the following reasons:
millions of dollars 2023 2022
Income before provision for income taxes $

1,173 $

1,194
Statutory income tax rate 29.0% 29.0%
Income taxes, at statutory income tax rate

340

346
Deferred income taxes on regulated income recorded as regulatory assets and regulatory liabilities
(72) (70)
Tax credits (53) (18)
Foreign tax rate variance (36) (44)
Amortization of deferred income tax regulatory liabilities (33) (33)
Tax effect

of equity earnings
(15) (10)
GBPC impairment charge

-

21
Other (3) (7)
Income tax expense $

128 $

185
Effective income tax rate 11% 15%
On August 16, 2022, the United States Inflation Reduction Act (“IRA”) was signed into legislation. The
IRA includes numerous tax incentives for clean energy, such as the extension and modification of existing investment and production tax credits for projects placed in service through 2024 and introduces new technology-neutral clean energy related tax credits beginning in 2025. As of December 31, 2023, the
Company has recorded a $ 30

million (2022 - $
9

million) regulatory liability on the Consolidated Balance
Sheets in recognition of its obligation to pass the incremental tax benefits realized to customers.
The following table reflects the composition of taxes on income from continuing operations presented in the Consolidated Statements of Income for the years ended December 31:
millions of dollars 2023 2022
Current income taxes

Canada
$

26 $

25

United States

5

8
Deferred income taxes

Canada

93

122

United States

128

252
Investment tax credits

United States
(29) (7)
Operating loss carryforwards

Canada
(93) (94)

United States
(2) (121)
Income tax expense $

128 $

185
The following table reflects the composition of income before provision for income taxes presented in the
Consolidated Statements of Income for the years ended December 31:
millions of dollars 2023 2022
Canada $

171 $

173
United States

964

1,063
Other

38 (42)
Income before provision for income taxes $

1,173 $

1,194
The deferred income tax assets and liabilities presented in the Consolidated Balance Sheets as at
December 31 consisted of the following:
millions of dollars 2023 2022
Deferred income tax assets:
Tax loss carryforwards $

1,195 $

1,207
Tax credit carryforwards

454

415
Derivative instruments

205

45
Regulatory liabilities

175

264
Other

372

341
Total deferred income tax assets before valuation allowance

2,401

2,272
Valuation allowance (363) (312)
Total deferred income tax assets after valuation allowance $

2,038 $

1,960
Deferred income tax (liabilities):
PP&E $ (3,223) $ (2,981)
Derivative instruments (235) (125)
Investments subject to significant influence (216) (181)
Regulatory assets (196) (310)
Other (312) (322)
Total deferred income tax liabilities

$ (4,182) $ (3,919)
Consolidated Balance Sheets presentation:
Long-term deferred income tax assets $

208 $

237
Long-term deferred income tax liabilities (2,352) (2,196)
Net deferred income tax liabilities $ (2,144) $ (1,959)
Considering all evidence regarding the utilization of the Company’s deferred income tax assets, it has been determined that Emera is more likely than not to realize all recorded deferred income tax assets, except for certain loss carryforwards and unrealized capital losses on long-term debt and investments. A valuation allowance of $ 363

million has been recorded as at December 31, 2023 (2022 – $
312

million)
related to the loss carryforwards, long-term debt and investments.
The Company intends to indefinitely reinvest earnings from certain foreign operations. Accordingly, as at
December 31, 2023, $ 4.7

billion (2022 – $
3.8

billion) in cumulative temporary differences for which
deferred taxes might otherwise be required, have not been recognized. It is impractical to estimate the amount of income and withholding tax that might be payable if a reversal of temporary differences occurred.
Emera’s NOL, capital loss and tax credit carryforwards and their expiration periods as at December 31,
2023 consisted of the following:
Subject to
Tax Valuation Net Tax Expiration
millions of dollars Carryforwards Allowance Carryforwards Period
Canada

NOL
$

2,914 $ (1,164) $

1,750 2026 - 2043

Capital loss

73 (73) -

Indefinite
United States

Federal NOL
$

1,360 $ (1) $

1,359 2036 - Indefinite

State NOL

1,003 (1)

1,002 2026 - Indefinite

Tax credit

454 (3)

451 2025 - 2043
Other

NOL
$

81 $ (28) $

53 2024 - 2030
The following table provides details of the change in unrecognized tax benefits for the years ended
December 31 as follows:
millions of dollars 2023 2022
Balance, January 1 $

33 $

28
Increases due to tax positions related to current year

5

5
Increases due to tax positions related to a prior year

1

2
Decreases due to tax positions related to a prior year (2) (2)
Balance, December 31 $

37 $

33
Unrecognized tax benefits relate to the timing of certain tax deductions at NSPI and research and development tax credits primarily at TEC. The total amount of unrecognized tax benefits as at December
31, 2023 was $ 37

million (2022 – $
33

million), which would affect the effective tax rate if recognized. The total amount of accrued interest with respect to unrecognized tax benefits was $ 9 million (2022 – $
7
million) with $ 2

million interest expense recognized in the Consolidated Statements of Income (2022 – $
1
million). No

penalties have been accrued. The balance of unrecognized tax benefits could change in the next 12 months as a result of resolving Canada Revenue Agency (“CRA”) and Internal Revenue Service
audits. A reasonable estimate of any change cannot be made at this time.
During 2022, the CRA issued notices of reassessment to NSPI for the 2013 through 2016 taxation years.
NSPI and the CRA are currently in a dispute with respect to the timing of certain tax deductions for its 2006 through 2010 and 2013 through 2016 taxation years. The ultimate permissibility of the tax deductions is not in dispute; rather, it is the timing of those deductions. The cumulative net amount in dispute to date is $ 126

million (2022 – $
126

million), including interest. NSPI has prepaid $
55

million of
the amount in dispute, as required by CRA.
On November 29, 2019, NSPI filed a Notice of Appeal with the Tax Court of Canada with respect to its dispute of the 2006 through 2010 taxation years. Should NSPI be successful in defending its position, all payments including applicable interest will be refunded. If NSPI is unsuccessful in defending any portion of its position, the resulting taxes and applicable interest will be deducted from amounts previously paid, with the difference, if any, either owed to, or refunded from, the CRA. The related tax deductions will be available in subsequent years.
Should NSPI be similarly reassessed by the CRA for years not currently in dispute, further payments will be required; however, the ultimate permissibility of these deductions would be similarly not in dispute.
NSPI and its advisors believe that NSPI has reported its tax position appropriately. NSPI continues to assess its options to resolving the dispute; however, the outcome of the Notice of Appeal process is not determinable at this time.
Emera files a Canadian federal income tax return, which includes its Nova Scotia provincial income tax.
Emera’s subsidiaries file Canadian, US, Barbados, and St. Lucia income tax returns. As at December 31,
2023, the Company’s tax years still open to examination by taxing authorities include 2005 and subsequent years.